UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$850	$869,176

		$869,176

Education — 10.1%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,480,659
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	13,638,720
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,616,190
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,300,390
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,233,073
University of Virginia, 5.00%, 6/1/40	2,650	2,934,160

		$34,203,192

Electric Utilities — 13.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$355,001
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,073,332
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,189,871
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,231,367
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,207,198
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	8,997,520
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,867,240
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	721,235
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,624,650
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,878,580

		$45,145,994

General Obligations — 5.7%
Birmingham, MI, Public Schools, 4.00%, 5/1/29	$3,400	$3,603,762
California, 5.00%, 12/1/26	2,145	2,537,020
California, 6.00%, 4/1/38	5,750	6,780,515
Illinois, 5.00%, 5/1/36	3,500	3,684,590
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,570,296

		$19,176,183

Hospital — 21.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,111,006
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,114,310
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	179,256
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	665	723,839
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	14,050,044
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,729,390

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	$2,300	$2,622,575
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,857,124
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,665,081
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,801,880
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,728,315
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,518,556
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,129,381
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,095,180
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,425	2,425,000
South Lake County Hospital District, FL, (South Lake Hospital, Inc.), 6.25%, 4/1/39	1,365	1,500,354
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	855,994
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,915,038
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,234,398
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,953,285
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,566,105
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,123,500

		$71,899,611

Housing — 3.7%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$10,110	$10,262,762
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42	20	20,302
Virginia Housing Development Authority, 3.625%, 1/1/31	2,200	2,237,664

		$12,520,728

Industrial Development Revenue — 10.7%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,015,150
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,292,920
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,258,300
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,338,010
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	4,270,588
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42	2,695	2,703,867
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,001,960
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	652,163
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	1,974,081
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,960,870
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,346,080
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	205,437
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	948,541

		$35,967,967

Insured-Special Tax Revenue — 2.9%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$297,387

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	$4,000	$3,772,440
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	5,578,560

		$9,648,387

Insured-Transportation — 7.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$777,819
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,127,456
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,668,800
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	5,872,200
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	10,000	3,689,900
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,643,792

		$23,779,967

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,414,625

		$1,414,625

Lease Revenue/Certificates of Participation — 2.4%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,307,380
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,775,050

		$8,082,430

Other Revenue — 1.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$567,197
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	639,026
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	350,362
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,341,550
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,372,799
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	1,005,512

		$5,276,446

Senior Living/Life Care — 6.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,450,983
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,512,836
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,185,900
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	507,296
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	999,536
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	184,883
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	386,148
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	319,626
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	294,195
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,725,835
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	555,785
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,780,800

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$520,737
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,000,470
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	605,919
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,839,706
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	269,017
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	776,873
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,582,750

		$22,499,295

Special Tax Revenue — 1.4%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,775,199
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	1,020	1,114,207
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,795,121

		$4,684,527

Student Loan — 1.6%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$3,800	$4,068,242
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,449,422

		$5,517,664

Transportation — 15.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,532,963
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	363,392
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	39,101
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,501,168
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,265,263
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,296,562
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,987,599
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,462,528
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	929,915
Houston, TX, (United Airlines Inc.), (AMT), 4.75%, 7/1/24	680	699,645
Houston, TX, (United Airlines Inc.), (AMT), 5.00%, 7/1/29	1,360	1,384,657
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	398,601
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	3,895,045
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,444,932
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	5,962,400
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,033,517
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,523,200
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	750	808,538
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	573,518
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	1,123,227
Route 460 Funding Corp., VA, 0.00%, 7/1/41	4,970	1,139,323
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,748,500
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,151,365
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,783,766

		$51,048,725

Water and Sewer — 8.2%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,533,640
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,450	1,437,254

Security	Principal Amount (000’s omitted)	Value
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$1,405	$1,399,380
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,714,073
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	608,828
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,637,648
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,000	2,314,940
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,176,657

		$27,822,420

Total Tax-Exempt Investments — 112.6% (identified cost $329,739,220)		$379,557,337

Other Assets, Less Liabilities — (12.6)%		$(42,335,764)

Net Assets — 100.0%		$337,221,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	16.1%
California	11.2%
Others, representing less than 10% individually	72.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,555,817.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $1,005,512 or 0.3% of the Trust’s net assets.

The Trust did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$279,916,582

Gross unrealized appreciation	$51,665,523
Gross unrealized depreciation	(344,768)

Net unrealized appreciation	$51,320,755

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$379,557,337	$—	$379,557,337
Total Investments	$—	$379,557,337	$—	$379,557,337

The Trust held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014